This is filed pursuant to Rule 497(e).
AllianceBernstein Capital Reserves Files Nos.: 2-61564 and 811-02835 AllianceBernstein Government Reserves File Nos.: 2-63315 and 811-02889 AllianceBernstein Municipal Trust File Nos.: 2-79807 and 811-03586


--------------------------------------------------------------------------------
                                 Crowell, Weedon & Co.


                                            AllianceBernstein Capital Reserves
                                              AllianceBernstein Money Reserves
                                         AllianceBernstein Government Reserves
                                           AllianceBernstein Treasury Reserves

                                            AllianceBernstein Municipal Trust-
                                                             General Portfolio
                                                          California Portfolio

                                                                    Prospectus
                                                              November 3, 2003

         [LOGO] Crowell, Weedon & Co.
         The Independent Investment team

         Members:
         The New York Stock Exchange, Inc.,
         all major financial exchanges and SIPC

         One Wilshire Boulevard o Los Angeles, CA 90017
         (213) 620-1850    www.crowellweedon.com

         PASADENA    CARLSBAD      ENCINO    COVINA

         NEWPORT     LAGUNA      LONG       WESTLAKE
         BEACH       HILLS       BEACH      VILLAGE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------
                              RISK/RETURN SUMMARY
-------------------------------------------------------------------------------

     The following is a summary of certain key information about the Portfolios. You will find additional information about the Portfolios, including a detailed description of the risks of an investment in the Portfolios, after this summary.

     Objectives: The investment objectives of each of the Portfolios, except AllianceBernstein Money Reserves, are -- in the following order of priority--safety of principal, liquidity, and maximum current income (exempt from income taxation to the extent described in this Prospectus in the case of each Portfolio of AllianceBernstein Municipal Trust) to the extent consistent with the first two objectives. AllianceBernstein Money Reserves' investment objective is maximum current income to the extent consistent with safety of principal and liquidity.

     Principal Investment Strategy: The Portfolios are "money market funds" that seek to maintain a stable net asset value of $1.00 per share. Each of AllianceBernstein Capital Reserves and AllianceBernstein Money Reserves pursues its objectives by investing in a portfolio of high-quality, U.S. dollar-denominated money market securities. AllianceBernstein Government Reserves pursues its objectives by investing in a portfolio of U.S. Government securities (including its agencies and instrumentalities). AllianceBernstein Treasury Reserves pursues its objectives by investing in a portfolio of U.S. Treasury securities. Each Portfolio of AllianceBernstein Municipal Trust pursues its objectives by investing in a portfolio of high-quality municipal securities. The California Portfolio of AllianceBernstein Municipal Trust pursues its objectives by investing primarily in municipal securities issued by the state of California or securities exempt from the personal income tax of the state of California. The General Portfolio of AllianceBernstein Municipal Trust is diversified; the California Portfolio of AllianceBernstein Municipal Trust is non-diversified and only offered to residents of California.

     The Portfolios invest primarily in the following money market securities:

     o AllianceBernstein Capital Reserves and AllianceBernstein Money Reserves. Obligations of the U.S. Government, its agencies or instrumentalities, obligations of certain banks and savings and loan associations, high-quality securities of corporate issuers, adjustable rate obligations, asset-backed securities and repurchase agreements.

     o AllianceBernstein Government Reserves. Obligations of the U.S. Government, its agencies or instrumentalities, adjustable rate obligations and repurchase agreements.

     Certain of these securities, although classified as U.S. Government securities, are not guaranteed or insured by the U.S. Treasury. These securities include securities issued by the Federal Home Loan Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

     o AllianceBernstein Treasury Reserves. Obligations of the U.S. Treasury, such as bills, notes and bonds, adjustable rate obligations and repurchase agreements.

     o AllianceBernstein Municipal Trust. High-quality municipal securities including, with respect to the California Portfolio, those issued by California or its political subdivisions.

     Principal Risks: The principal risks of investing in each Portfolio are:

     o Interest Rate Risk. This is the risk that changes in interest rates will adversely affect the yield or value of a Portfolio's investments in debt securities.

     o Credit Risk. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of a Portfolio's investments will have its credit ratings downgraded.

     In addition, the principal risks of investing in each Portfolio of AllianceBernstein Municipal Trust are:

     o Municipal Market Risk. This is the risk that special factors, such as political or legislative changes and local and business developments, may adversely affect the yield or value of a Portfolio's investment. Because the California Portfolio invests a large portion of its assets in California municipal securities, it is more vulnerable to events adversely affecting that state, including economic, political or regulatory occurrences.

     o Diversification Risk. The California Portfolio may invest more of its assets in a relatively small number of issuers with greater concentration of risk. Factors affecting these issuers can have a more significant effect on the California Portfolio.

Another important thing for you to note:

An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

PERFORMANCE AND BAR CHART INFORMATION

     For each Portfolio, the performance table shows the Portfolio's average annual total returns and the bar chart shows the Portfolio's annual total returns. The table and the bar chart provide an indication of the historical risk of an investment in each Portfolio by showing:

     o the Portfolio's average annual total returns for 1, 5, and 10 years (or over the life of the Portfolio if less than 10 years old); and

     o changes in the Portfolio's performance from year to year over 10 years (or over the life of the Portfolio if less than 10 years old).

     A Portfolio's past performance does not necessarily indicate how it will perform in the future.

     You may obtain current seven-day yield information for any Portfolio by calling (800) 221-5672 or your intermediary.



ALLIANCEBERNSTEIN CAPITAL RESERVES (ACR)

                               PERFORMANCE TABLE

                   1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
                    .90%           3.77%          3.91%


                                  BAR CHART

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
--------------------------------------------------------------------------------
 2.46%   3.33%  5.14%   4.58%   4.77%   4.71%    4.40%   5.60%   3.33%   .90%

                                                               Calendar Year End

     Through September 30, 2003, the year to date unannualized return for the Portfolio was .23%. During the period shown in the bar chart, the highest return for a quarter was 1.45% (quarter ending September 30, 2000) and the lowest return for a quarter was .19% (quarter ending December 31, 2002).



ALLIANCEBERNSTEIN MONEY RESERVES (AMR)

                               PERFORMANCE TABLE

                   1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
                    .92%           3.78%          3.91%


                                  BAR CHART

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
--------------------------------------------------------------------------------
 2.46%   3.26%   5.14%  4.59%   4.77%    4.71%   4.39%  5.61%    3.33%   .92%

                                                               Calendar Year End

     Through September 30, 2003, the year to date unannualized return for the Portfolio was .24%. During the period shown in the bar chart, the highest return for a quarter was 1.45% (quarter ending September 30, 2000) and the lowest return for a quarter was .20% (quarter ending December 31, 2002).

ALLIANCEBERNSTEIN GOVERNMENT RESERVES (AGR)

                               PERFORMANCE TABLE

                   1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
                    .82%           3.66%          3.81%


                                  BAR CHART

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
--------------------------------------------------------------------------------
2.36%    3.27%   5.02%   4.48%   4.67%   4.60%   4.26%   5.47%   3.20%    .82%

                                                               Calendar Year End

Through September 30, 2003, the year to date unannualized return for the Portfolio was .17%. During the period shown in the bar chart, the highest return for a quarter was 1.42% (quarter ending September 30, 2000) and the lowest return for a quarter was .17% (quarter ending December 31, 2002).



ALLIANCEBERNSTEIN TREASURY RESERVES (ATR)

                               PERFORMANCE TABLE
                                                           Since
                   1 Year           5 Years            Inception*
--------------------------------------------------------------------------------
                    .70%             3.42%                3.87%

* Inception date: 9/1/93.


                                  BAR CHART

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
--------------------------------------------------------------------------------
 n/a    3.73%    5.10%   4.53%   4.66%   4.36%   3.92%   5.12%   3.04%   .70%

                                                               Calendar Year End

Through September 30, 2003, the year to date unannualized return for the Portfolio was .12%. During the period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ending December 31, 2000) and the lowest return for a quarter was .14% (quarter ending December 31, 2002).



ALLIANCEBERNSTEIN MUNICIPAL TRUST

General Portfolio (AMT-GEN)

                               PERFORMANCE TABLE

                   1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
                   .62%            2.19%          2.37%


                                  BAR CHART

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
--------------------------------------------------------------------------------
1.83%   2.17%   3.11%    2.76%   2.90%   2.67%   2.44%   3.31%   1.92%    .62%

                                                               Calendar Year End

Through September 30, 2003, the year to date unannualized return for the Portfolio was .17%. During the period shown in the bar chart, the highest return for a quarter was .88% (quarter ending June 30, 2000) and the lowest return for a quarter was .14% (quarter ending September 30, 2002).

California Portfolio (AMT-CA)

                               PERFORMANCE TABLE

                   1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
                    .58%            1.90%          2.21%


                                  BAR CHART

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
--------------------------------------------------------------------------------
1.84%   2.15%   3.06%   2.75%   2.80%    2.48%   2.16%   2.71%   1.60%    .58%

                                                               Calendar Year End

Through September 30, 2003, the year to date unannualized return for the Portfolio was .17%. During the period shown in the bar chart, the highest return for a quarter was .80% (quarter ending June 30, 2000) and the lowest return for a quarter was .11% (quarter ending September 30, 2002).


-------------------------------------------------------------------------------
                       FEES AND EXPENSES OF THE PORTFOLIOS
-------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment)--None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                    ACR       AMR       AGR      ATR       AMT-GEN       AMT-CA
                    ---       ---       ---      ---       -------       ------
Management Fees     .46%      .49%      .46%     .50%        .50%          .50%
Distribution
  (12b-1) or
  Service Fees      .25%      .25%      .25%     .25%        .25%          .25%
Other Expenses      .27%      .22%      .29%     .25%        .23%          .30%
                   -----     -----     -----    -----       -----         -----
Total Portfolio
  Operating
  Expenses         0.98%     0.96%     1.00%    1.00%       0.98%         1.05%

  Waiver and/or
  Expense
  Reimbursement*   (.00)%    (.00)%    (.00)%** (.00)%      (.00)%        (.05)%
                  -----     -----     -----    -----       -----         -----
Net Expenses       0.98%     0.96%     1.00%    1.00%       0.98%         1.00%
                  =====     =====     =====     =====      =====         =====


EXAMPLES*

The examples are to help you compare the cost of investing in a Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, the Portfolio's operating expenses stay the same, and all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                    ACR       AMR       AGR      ATR       AMT-GEN       AMT-CA
                    ---       ---       ---      ---       -------       ------
1 Year            $  100    $   98    $  102   $  102       $  100       $  102
3 Years           $  312    $  306    $  318   $  318       $  312       $  318
5 Years           $  542    $  531    $  552   $  552       $  542       $  552
10 Years          $1,201    $1,178    $1,225   $1,225       $1,201       $1,225

* Reflects Alliance's contractual waiver (which continues from year to year unless changed by vote of a Portfolio's shareholders) of a portion of its advisory fee and/or reimbursement of a portion of a Portfolio's operating expenses so that the Portfolio's expense ratio does not exceed 1.00%.

** Reimbursement is less than .005%.

-------------------------------------------------------------------------------
                                DISTRIBUTION ARRANGEMENTS
-------------------------------------------------------------------------------

The Portfolios have adopted a plan under Securities and Exchange Commission Rule 12b-1 that allows the Portfolios to pay asset-based sales charges or distribution and service fees in connection with the distribution of their shares. The Portfolios pay these fees, which are also used to pay your intermediary for providing distribution assistance, in the amount of 0.25% as a percent of aggregate average daily net assets. Because these fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.

Alliance may make cash payments from time to time from its own resources to financial intermediaries in connection with the sale of Portfolio shares. Such payments, which are sometimes referred to as revenue sharing, may be associated with the status of a Portfolio on a financial intermediary's preferred list of funds or otherwise associated with the financial intermediary's marketing and other support activities, such as client education meetings, relating to a Portfolio. The Portfolios' distributor, AllianceBernstein Investment Research and Management, Inc., pays a commission to financial intermediaries in connection with their sale of Portfolio shares. In addition to this commission, the distributor may, from time to time, pay additional cash or other incentives to financial intermediaries in connection with the sale of Portfolio shares. Such cash or other incentives may take the form of payment for attendance by individual registered representatives at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel taken by persons associated with a financial intermediary to locations within or outside the United States.

-------------------------------------------------------------------------------
    OTHER INFORMATION ABOUT THE PORTFOLIOS' OBJECTIVES, STRATEGIES, AND RISKS
-------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of the investment objectives, principal strategies and risks of the Portfolios.

Please note:

o Additional descriptions of each Portfolio's strategies and investments, as well as other strategies and investments not described below, may be found in each Portfolio's Statement of Additional Information or SAI.

o There can be no assurance that any Portfolio will achieve its investment objectives.

o Except as noted, the Portfolios' investment objectives and strategies are not fundamental and thus can be changed without a shareholder vote.

Investment Objectives and Strategies

The investment objectives of each Portfolio, except
AMR, are safety of principal, liquidity and, to the extent consistent with these objectives, maximum current income (exempt from income taxation to the extent described in this Prospectus with respect to each Portfolio of AMT). The investment objective of AMR is maximum current income to the extent consistent with safety of principal and liquidity. The investment objectives of ACR, AMR, AGR and ATR are fundamental.

As money market funds, the Portfolios must meet the requirements of Securities and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of each Portfolio's investments. Under that Rule, each Portfolio's investments must each have a remaining maturity of no more than 397 days, which is a fundamental policy for ACR, AMR, AGR, ATR and AMT, except for the Florida, Massachusetts, Pennsylvania and Ohio Portfolios. In addition, each Portfolio must maintain an average weighted maturity that does not exceed 90 days.

AllianceBernstein Capital Reserves

As a matter of fundamental policy, ACR pursues its objectives by maintaining a portfolio of high-quality money market securities. ACR's investments may include:

o marketable obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities;

o certificates of deposit, bankers'acceptances, and interest-bearing savings deposits that are issued or guaranteed by (i) banks or savings and loan associations that are members of the Federal Deposit Insurance Corporation and have total assets of more than $1 billion, or (ii) foreign branches of U.S. banks and U.S. branches of foreign banks that have total assets of more than $1 billion (or, if not rated, determined by Alliance to be of comparable quality);

o high-quality commercial paper (or, if not rated, determined by Alliance to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

o adjustable rate obligations;

o asset-backed securities;

o restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

o repurchase agreements that are fully collateralized.

As a matter of fundamental policy, ACR does not invest more than 25% of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, or to bank obligations, including certificates of deposit, bankers' acceptances, and interest bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks. For the purposes of this investment policy, neither all financial companies as a group nor all utility companies as a group are considered a single industry.

AllianceBernstein Money Reserves

As a matter of fundamental policy, AMR pursues its objectives by maintaining a portfolio of high-quality money market securities. AMR's investments may include:

o marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

o certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loans associations (including foreign branches of U.S. banks or U.S.or foreign branches of foreign banks) having total assets of more than $500 million;

o high-quality commercial paper (or, if not rated, determined by Alliance to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

o adjustable rate obligations;

o asset-backed securities;

o restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

o repurchase agreements that are fully collateralized.

As a matter of fundamental policy, AMR does not invest more than 25% of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to bank obligations, including certificates of deposit, bankers' acceptances, and interest bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks. For the purposes of this investment policy, neither all financial companies as a group nor all utility companies as a group are considered a single industry.


AllianceBernstein Government Reserves

As a matter of fundamental policy, AGR may not purchase securities other than marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities, or repurchase agreements pertaining thereto. AGR's investments may include:

o marketable obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, and bonds;

o adjustable rate obligations; and

o repurchase agreements that are fully collateralized.

AGR may also purchase when-issued securities.

Certain of these securities, although classified as U.S. Government securities, are not guaranteed or insured by the U.S. Treasury. These securities include securities issued by the Federal Home Loan Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

AllianceBernstein Treasury Reserves

As a matter of fundamental policy, ATR may not purchase securities other than marketable obligations of the U.S. Treasury or repurchase agreements relating thereto. ATR's investments may include:

o issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, and bonds;

o adjustable rate obligations; and

o repurchase agreements that are fully collateralized.

ATR may also purchase when-issued securities.


AllianceBernstein Municipal Trust

As a matter of fundamental policy, each AMT Portfolio normally invests at least 80% of its net assets in high-quality municipal securities. As used in this section for each Portfolio of AMT, for purposes of this policy and the 80% policy described below with respect to each Portfolio's investment in high-quality municipal securities of the respective state,"net assets" means net assets plus borrowings, if any, for investment purposes. Although the Portfolios may invest up to 20% of their total assets in taxable money market securities, substantially all of each Portfolio's income normally will be tax-exempt. AMT-CA may purchase municipal securities issued by other states if Alliance believes that suitable municipal securities of that state are not available for investment. To the extent of its investments in other states' municipal securities, AMT-CA's income will be exempt only from Federal income tax, not state personal income tax.

Each Portfolio may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax.

General Portfolio. AMT-GEN seeks maximum current income exempt from Federal income taxes by investing principally in a diversified portfolio of high-quality municipal securities. The Portfolio's income may be subject to state or local income taxes.

California Portfolio. AMT-CA seeks maximum current income exempt from Federal and California state personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the State of California or its political subdivisions, or securities otherwise exempt from California state income tax.

Municipal Securities. The AMT Portfolios' investments in municipal securities may include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit, and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

Each AMT Portfolio may invest in adjustable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. These adjustments tend to minimize changes in the market value of the obligation and, accordingly, enhance the ability of the AMT Portfolio to maintain a stable net asset value. Adjustable rate securities purchased may include participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 billion.

Each AMT Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but each AMT Portfolio does not expect its investment in stand-by commitments to comprise a significant portion of its investments. Each AMT Portfolio may also purchase when-issued securities.

Taxable Money Market Securities. An AMT Portfolio's investment of up to 20% of its total assets in taxable money market securities may include obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

Temporary Defensive Position. For temporary defensive purposes when financial, economic, or market conditions warrant, each Portfolio may invest any amount of its assets in taxable money market securities. When the Portfolios are investing for temporary defensive purposes, they may not achieve their investment objectives.


Risk Considerations

The Portfolios' principal risks are interest rate risk, credit risk and, with respect to each AMT Portfolio, municipal market risk. Because the Portfolios invest in short-term securities, a decline in interest rates will affect the Portfolios' yields as these securities mature or are sold and the Portfolios purchase new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for secur-ities with longer maturities. Because the Portfolios invest in securities with short maturities and seek to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolios invest in highly-rated securities to minimize credit risk.

The quality and liquidity of certain of the AMT Portfolios' investments in municipal securities are supported by credit and liquidity enhancements, such as letters of credit, from third-party financial institutions. Alliance continuously monitors the credit quality of third parties; however, changes in the credit quality of one of these financial institutions could cause a Portfolio's investments backed by that institution to lose value and affect the Portfolio's share price.

Each AMT Portfolio is subject to municipal market risk. Municipal market risk is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of a Portfolio's investments. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the California Portfolio may invest a large portion of its assets in a particular state's municipal securities, it is more vulnerable to events adversely affecting that state, including economic, political or regulatory occurrences. A Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

A Portfolio's investments in when-issued securities are subject to the risk of market fluctuations because the Portfolio agrees to buy the securities at a certain price even though the market price of the securities at the time of delivery may be lower than the agreed-upon purchase price.

The Portfolios' (except for AGR and ATR) investments in U.S. dollar-denominated obligations (or credit and liquidity enhancements) of foreign entities are subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation, or confiscatory taxation, political changes, or diplomatic developments that could adversely affect a Portfolio's investments.

The Portfolios may invest up to 10% of their net assets in illiquid securities, including illiquid restricted securities with respect to ACR, AMR and AGR. Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securities also are subject to the risk that the Portfolio may be unable to sell the security due to legal or contractual restrictions on resale.

The Portfolios also are subject to management risk because they are actively managed portfolios. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there is no guarantee that its techniques will produce the intended result.

-------------------------------------------------------------------------------
                              MANAGEMENT OF THE PORTFOLIOS
-------------------------------------------------------------------------------

The Portfolios' investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of June 30, 2003 totaling approximately $426 billion (of which approximately $156 billion represented assets of investment companies). As of June 30, 2003, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 45 of the nation's FORTUNE 100 companies), for public employee retirement funds in 43 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies managed by Alliance, comprising 125 separate investment portfolios, currently have approximately 7.3 million shareholder accounts.

Under its Advisory Agreement with the Portfolios, Alliance provides investment advisory services and order placement facilities for the Portfolios. For these advisory services, each of the following Portfolios paid Alliance, for the fiscal year ended June 30, 2003, as a percentage of average daily net assets:

                                                      Fee as a percentage of
Portfolio                                            average daily net assets*
-------------------------------------------------------------------------------
AllianceBernstein Capital Reserves                               .46%
AllianceBernstein Money Reserves                                 .49%
AllianceBernstein Government Reserves                            .46%**
AllianceBernstein Treasury Reserves                              .50%
AllianceBernstein Municipal Trust
  General Portfolio                                              .50%
  California Portfolio                                           .45%

------------
* Fees are stated net of waivers and/or reimbursements for AGR and AMT-CA. See the "Annual Portfolio Operating Expenses" table at the beginning of the Prospectus for more information about fee waivers.

** Reimbursement is less than .005%.


Pursuant to the Advisory Agreement, unless changed by a vote of a Portfolio's shareholders, the Adviser will reimburse each Portfolio to the extent that the Portfolio's aggregate operating expenses exceed 1% of its average daily net assets for any fiscal year.

Alliance makes significant payments from its own resources, which may include the management fees paid by the Portfolios, to compensate your broker-dealer, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of the Portfolio's shares, including paying for the preparation, printing, and distribution of prospectuses and sales literature or other promotional activities.

-------------------------------------------------------------------------------
                           HOW THE PORTFOLIOS VALUE THEIR SHARES
-------------------------------------------------------------------------------

Each of the Portfolio's net asset value, or NAV, which is the price at which shares of the Portfolios are sold and redeemed, is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calculated at 12:00 Noon and 4:00 p.m., Eastern time, on each Portfolio business day (i.e., each weekday exclusive of days the New York Stock Exchange or banks are closed).

To calculate NAV, a Portfolio's assets are valued and totaled, liabilities subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Each Portfolio values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Other

Each Portfolio has two transaction times each Portfolio business day, 12:00 Noon and 4:00 p.m., Eastern time. Investments receive the full dividend for a day if Federal funds or bank wire monies are received by State Street Bank on that day.

Redemption proceeds are normally wired the same business day if a redemption request is received prior to 12:00 Noon, Eastern time. Redemption proceeds are wired or mailed the same day or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

The Portfolios offer a variety of shareholder services. For more information about these services, telephone Alliance Global Investor Services, Inc. ("AGIS") at (800) 221-5672.

Each Portfolio reserves the right to close out an account if it has a balance of less than $500. Ashareholder will receive 60 days' written notice to increase the account value before the account is closed. Financial intermediaries and certain retirement plans may impose their own minimums.

A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of shares made through these financial intermediaries. These financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Portfolios.

-------------------------------------------------------------------------------
                            DIVIDENDS, DISTRIBUTIONS, AND TAXES
-------------------------------------------------------------------------------

Each Portfolio's net income is calculated at 4:00 p.m., Eastern time, each business day and paid as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income. Each Portfolio expects that its distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. A Portfolio's dividend distributions of net income (or short-term capital gains) that are not tax-exempt will be taxable to you as ordinary income.

Distributions of long-term capital gains, if any, generally will be taxable to you as long-term capital gains. A Portfolio's distributions also may be subject to certain state and local taxes.

Each year shortly after December 31, the Portfolios will send you tax information stating the amount and type of all of their distributions for the year.

Consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.

AllianceBernstein Municipal Trust
Distributions to you out of tax-exempt interest income earned by the AMT Portfolios are not subject to Federal income tax (other than the alternative minimum tax), but, in the case of the General Portfolio, may be subject to state or local income taxes. Any exempt-interest dividends derived from interest on municipal securities subject to the alternative minimum tax will be a specific preference item for purposes of the Federal individual and corporate alternative minimum tax.

For the California Portfolio, distributions out of interest income earned from U.S. Government securities will be exempt from state personal income tax or other state taxes described below.

California Portfolio. Distributions to residents of California out of interest income earned by AMT-CA from California municipal securities are exempt from California personal income taxes. Distributions from AMT-CA are, however, subject to the California Corporate Franchise Tax payable by corporate shareholders.


-------------------------------------------------------------------------------
                                GENERAL INFORMATION
-------------------------------------------------------------------------------

During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephone requests to purchase or sell shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses resulting from unauthorized transactions if it failed to do so. Intermediaries may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Each Portfolio is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and social security/taxpayer identification number.
A Portfolio may also ask to see other identifying documents. If you do not provide the information, the Portfolio will not be able to open your account. If the Portfolio is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Portfolio believes it has identified potentially criminal activity, the Portfolio reserves the right to take action as the Portfolio deems appropriate which may include closing your account. If you are not a US citizen or Resident Alien, your account must be affiliated with a NASD member firm.

Householding. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Portfolios, all AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding," does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call AGIS at (800) 824-1916 (option #5). We will resume separate mailings for your account within 30 days of your request.

-------------------------------------------------------------------------------
                                   FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The financial highlights table is intended to help you understand a Portfolio's financial performance for the past five years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial information for a single Portfolio share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming investment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, the Portfolios' independent auditors for the fiscal years ended June 30, 2003, June 30, 2002, June 30, 2001 and June 30, 2000 and by other independent auditors for the fiscal year ended June 30, 1999. The report of PricewaterhouseCoopers LLP, along with the Portfolios' financial statements, appears in the Portfolios' Annual Reports, which are available upon request.

                                                                  AllianceBernstein Capital Reserves-Year Ended June 30,
                                                         ===========================================================================
                                                            2003             2002            2001            2000            1999
                                                         ==========       ==========      =========        ========        =========
Net asset value, beginning of period ..................  $  1.00          $  1.00         $  1.00         $  1.00          $ 1.00
                                                         -------          -------         -------         -------          ------
Income from Investment Operations
---------------------------------
Net investment income .................................     .006             .016            .051            .049            .043
                                                         -------          -------         -------         -------          ------
Less: Dividends
---------------
Dividends from net investment income ..................    (.006)           (.016)          (.051)          (.049)          (.043)
                                                         -------          -------         -------         -------          ------
Net asset value, end of period ........................  $  1.00          $  1.00         $  1.00         $  1.00         $  1.00
                                                         =======          =======         =======         =======         =======
Total Return
------------
Total investment return based
  on net asset value (a) ..............................      .60%            1.58%           5.18%           4.97%           4.40%
Ratios/Supplemental Data
------------------------
Net assets, end of period (in millions) ...............  $11,770          $12,998         $13,405         $10,182         $10,278
Ratio of expenses to average net assets of:
  Expenses ............................................      .98%            1.00%           1.00%           1.00%            .99%
Net investment income .................................      .61%            1.58%           4.99%           4.88%           4.29%


                                                                      AllianceBernstein Money Reserves-Year Ended June 30,
                                                         ===========================================================================
                                                            2003             2002            2001            2000           1999
                                                         ==========       ==========      =========        ========       =========
Net asset value, beginning of period ..................  $  1.00          $  1.00         $  1.00         $  1.00         $ 1.00
                                                         -------          -------         -------         -------         ------
Income from Investment Operations
---------------------------------
Net investment income .................................     .006             .016            .051            .049(b)        .043(b)
                                                         -------          -------         -------         -------         ------
Less: Dividends
---------------
Dividends from net investment income ..................    (.006)           (.016)          (.051)          (.049)         (.043)
                                                         -------          -------         -------         -------         ------
Net asset value, end of period ........................  $  1.00          $  1.00         $  1.00         $  1.00        $  1.00
                                                         =======          =======         =======         =======        =======
Total Return
------------
Total investment return based on net asset value (a)...      .63%            1.58%           5.19%           4.98%          4.39%
Ratios/Supplemental Data
------------------------
Net assets, end of period (in millions) ...............   $2,162           $2,571          $1,911          $1,812         $1,407
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ........      .96%             .99%           1.00%           1.00%          1.00%
   Expenses, before waivers and reimbursements ........      .96%             .99%           1.00%           1.01%          1.02%
   Net investment income ..............................      .64%            1.54%           5.06%           4.90%(b)       4.28%(b)
------------------------------------------------------------------------------------------------------------------------------------


(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(b) Net of expenses reimbursed or waived by the Adviser.

                                                                   AllianceBernstein Government Reserves-Year Ended June 30,
                                                         ===========================================================================
                                                            2003             2002            2001            2000            1999
                                                         ==========       ==========      =========        ========        =========
Net asset value, beginning of period ..................  $  1.00          $  1.00         $  1.00         $  1.00          $ 1.00
                                                         -------          -------         -------         -------          ------
Income from Investment Operations
---------------------------------
Net investment income (a) .............................     .005             .015            .049            .047            .042
                                                         -------          -------         -------         -------          ------
Less: Dividends
---------------
Dividends from net investment income ..................    (.005)           (.015)          (.049)          (.047)          (.042)
                                                         -------          -------         -------         -------          ------
Net asset value, end of period ........................  $  1.00          $  1.00         $  1.00         $  1.00          $ 1.00
                                                         =======          =======         =======         =======         =======
Total Return
------------
Total investment return based on net asset value (b) ..      .51%            1.49%           5.05%           4.82%           4.27%
Ratios/Supplemental Data
------------------------
Net assets, end of period (in millions) ...............   $8,214           $7,800          $7,192          $5,867          $5,583
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ........     1.00%            1.00%           1.00%           1.00%           1.00%
   Expenses, before waivers and reimbursements ........     1.00%(c)         1.01%           1.01%           1.03%           1.02%
   Net investment income (a) ..........................     .51%             1.48%           4.89%           4.74%           4.18%

                                                                   AllianceBernstein Treasury Reserves-Year Ended June 30,
                                                         ===========================================================================
                                                            2003             2002            2001            2000           1999
                                                         ==========       ==========      =========        ========       =========
Net asset value, beginning of period ..................  $  1.00          $  1.00         $  1.00         $  1.00         $ 1.00
                                                         -------          -------         -------         -------         ------
Income from Investment Operations
---------------------------------
Net investment income                                       .004             .014            .046(a)         .044           .039(a)
Net realized gain (loss) on investment
  transactions (d).....................................       -0-              -0-             -0-             -0-            -0-
                                                         -------          -------         -------         -------         ------
Net increase in net asset value from operations .......     .004             .014            .046            .044           .039
                                                         -------          -------         -------         -------         ------
Less: Dividends and Distributions
---------------------------------
Dividends from net investment income ..................    (.004)           (.014)          (.046)          (.044)         (.039)
Distributions from net realized gain
  on investment transactions ..........................       -0-(d)           -0-             -0-             -0-            -0-
                                                         -------          -------         -------         -------         ------
Total dividends and distributions .....................    (.004)           (.014)          (.046)          (.044)         (.039)
                                                         -------          -------         -------         -------         ------
Net asset value, end of period ........................  $  1.00          $  1.00         $  1.00         $  1.00        $  1.00
                                                         =======          =======         =======         =======        =======
Total Return
------------
Total investment return based on net asset value (b) ..      .43%            1.40%           4.74%           4.47%          3.96%
Ratios/Supplemental Data
------------------------
Net assets, end of period (000's omitted) ............. $642,933         $698,715        $800,689        $785,790       $811,752
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ........     1.00%            1.00%           1.00%           1.00%          1.00%
   Expenses, before waivers and reimbursements ........     1.00%            1.00%           1.00%           1.00%          1.02%
   Net investment income ..............................      .42%            1.41%           4.61%(a)        4.38%          3.88%(a)
------------------------------------------------------------------------------------------------------------------------------------

(a) Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c) Reimbursement is less than .005%.

(d) Amount is less than $.001%.


                                                                             AllianceBernstein Municipal Trust
                                                                           General Portfolio-Year Ended June 30,
                                                         ===========================================================================
                                                            2003             2002            2001            2000            1999
                                                         ==========       ==========      =========        ========        =========


Net asset value, beginning of period ..................  $  1.00          $  1.00         $  1.00         $  1.00          $ 1.00
                                                         -------          -------         -------         -------          ------
Income From Investment Operations
---------------------------------
Net investment income .................................     .005             .010            .029            .029            .024
                                                         -------          -------         -------         -------          ------
Less: Dividends
---------------
Dividends from net investment income ..................    (.005)           (.010)          (.029)          (.029)          (.024)
                                                         -------          -------         -------         -------          ------
Net asset value, end of period ........................  $  1.00          $  1.00         $  1.00         $  1.00          $ 1.00
                                                         =======          =======         =======         =======         =======
Total Return
------------
Total investment return based on net asset value (a) ..      .45%            1.00%           2.97%           2.89%           2.42%
Ratios/Supplemental Data
------------------------
Net assets, end of period (in millions) ...............   $1,009           $1,267          $1,350          $1,209          $1,168
Ratio to average net assets of:
   Expenses ...........................................     .98%             .99%           1.00%           1.00%           1.00%
   Net investment income ..............................     .45%            1.01%           2.92%           2.87%           2.38%


                                                                           California Portfolio-Year Ended June 30,
                                                         ===========================================================================
                                                            2003             2002            2001            2000            1999
                                                         ==========       ==========      =========        ========        =========
Net asset value, beginning of period ..................  $  1.00          $  1.00         $  1.00         $  1.00          $ 1.00
                                                         -------          -------         -------         -------          ------
Income From Investment Operations
---------------------------------
Net investment income .................................     .004(a)          .009            .024            .024            .022
                                                         -------          -------         -------         -------          ------
Less: Dividends
---------------
Dividends from net investment income ..................    (.004)           (.009)          (.024)          (.024)          (.022)
                                                         -------          -------         -------         -------          ------
Net asset value, end of period ........................  $  1.00          $  1.00         $  1.00         $  1.00         $  1.00
                                                         =======          =======         =======         =======         =======
Total Return
------------
Total investment return based on net asset value (a) ..      .42%             .89%           2.48%           2.39%           2.20%
Ratios/Supplemental Data
------------------------
Net assets, end of period (000's omitted) ............. $325,763         $402,269        $618,398        $931,993        $655,644
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ........     1.00%             .98%            .98%            .97%            .98%
   Expenses, before waivers and reimbursements ........     1.05%             .98%            .98%            .97%            .98%
   Net investment income ..............................      .42%(b)          .92%           2.49%           2.38%           2.18%

------------------------------------------------------------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(b) Net of expenses reimbursed or waived by the Adviser.

(This page left intentionally blank.)

For more information about the Portfolios, the following documents are available upon request:

o Annual/Semi-Annual Reports to Shareholders

The Portfolios' annual and semi-annual reports to shareholders contain additional information on the Portfolios' investments.

o Statements of Additional Information (SAIs)

The Portfolios have SAIs, which contain more detailed information about the Portfolios, including their operations and investment policies. The Portfolios' SAIs are incorporated by reference into (and are legally part of) this Prospectus.

You may request free copies of current annual/semi-annual reports or SAIs, or make inquires concerning the Portfolios, by contacting your intermediary, or by contacting Alliance:

By mail:  c/o Alliance Global Investor Services, Inc.
          P.O. Box 786003
          San Antonio, TX 78278-6003

By phone: For Information and Literature:
          (800) 221-5672

Or you may view or obtain these documents from the Securities and Exchange
Commission:

o Call the Commission at (202) 942-8090 for information on the operation on the Public Reference Room.

o Reports and other information about the Portfolios are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Wash., DC 20549-0102.

You may also find more information about Alliance and the Portfolios on the Internet at: www.alliancecapital.com.



Privacy Notice (This information is not part of the Prospectus.)

Alliance, the AllianceBernstein Family of Funds and AllianceBernstein Investment Research and Management, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources:(1)information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.


File Nos. 811-2835 (ACR); 811-2889 (AGR); 811-3586 (AMT)

     Purchases

     Instruct your Financial Advisor to open a Fund account in conjunction with your brokerage account. If no specific Fund is selected, your cash will be invested in ACR.

     By Check. Mail or deliver your check payable to "Crowell, Weedon & Co." to your Financial Advisor who will deposit it into the Fund(s). Please indicate your Fund account number on the check.

     By Sweep. Crowell, Weedon & Co. has available an automatic "sweep" for the Funds in the operation of brokerage accounts for its customers. Every day all cash which has come into your brokerage account from interest and dividends paid on your securities held in "street" name is moved into your Fund account.

     Redemptions

     By Contacting Your Financial Advisor. Instruct your Financial Advisor to order a withdrawal from your Fund account to purchase securities or to make payment to you with a Crowell, Weedon & Co. check.

     By Check. With this service, you may write checks made payable to any payee in any amount. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your Fund account. First you must fill out the Signature Card which you can obtain from your Financial Advisor. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment. Contact your Financial Advisor for any applicable charges. Funds deposited through the CW Electronic Transfer Service will not be available for withdrawal until the funds have cleared, normally 15 calendar days.

     By Sweep. Crowell, Weedon & Co.'s automatic "sweep" also moves money from your Fund account to cover securities purchased in your Crowell, Weedon & Co. brokerage account. Each Fund may refuse any order to purchase shares.

     Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities market or for other reasons.


-------------------------------------------------------------------------------
Table Of Contents
-----------------
RISK/RETURN SUMMARY ...........................  2
  Performance And Bar Chart Information .......  3
FEES AND EXPENSES OF THE PORTFOLIOS ...........  5
DISTRIBUTION ARRANGEMENTS .....................  6
OTHER INFORMATION ABOUT THE PORTFOLIOS'
OBJECTIVES, STRATEGIES, AND RISKS .............  6
  Investment Objectives And Strategies ........  6
  Risk Considerations .........................  8
MANAGEMENT OF THE PORTFOLIOS ..................  9
HOW THE PORTFOLIOS VALUE THEIR SHARES ......... 10
DIVIDENDS, DISTRIBUTIONS, AND TAXES ........... 11
GENERAL INFORMATION ........................... 11
FINANCIAL HIGHLIGHTS .......................... 12
-------------------------------------------------------------------------------

                                                                      CWCPRO1103